Contingent Consideration (Details)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Contingent Consideration [Abstract]
Contingent consideration	€ 120,000	$ 120,000	€ 181,000	$ 181,000